Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share	Earnings per share

	Half year ended 30.06.25	Half year ended 30.06.24
	£m	£m
Profit attributable to ordinary equity holders of the parent	3,523	2,787

	m	m
Basic weighted average number of shares in issue	14,262	14,972
Number of potential ordinary shares	513	445
Diluted weighted average number of shares	14,775	15,417

	p	p
Basic earnings per ordinary share	24.7	18.6
Diluted earnings per ordinary share	23.8	18.1